Risk Administration (Details) - CLP ($)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-derivative financial liabilities, undiscounted cash flows		$ 251,003,705,000	$ 219,049,529
Derivative financial liabilities, undiscounted cash flows		12,257,884,000	11,118,676
Financial liabilities		263,261,589,000	230,168,205	$ 168,118,198,000	$ 187,152,733,000
Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		112,153,910,000	75,460,062
Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		91,483,810,000	95,606,911
Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		34,137,657,000	34,966,833
Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		13,228,328,000	13,015,723
Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		10,416,675,000	11,118,676
Liability coverage [Member]
Derivative financial liabilities, undiscounted cash flows		1,841,209,000
0 to 3 months
Non-derivative financial liabilities, undiscounted cash flows		6,641,365,000	10,043,319
Derivative financial liabilities, undiscounted cash flows		11,115,360,000	11,118,676
Financial liabilities		17,756,725,000	21,161,995
0 to 3 months | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		5,159,746,000	8,567,124
0 to 3 months | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		1,127,076,000	1,108,143
0 to 3 months | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		354,543,000	368,052
0 to 3 months | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
0 to 3 months | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		10,416,675,000	11,118,676
0 to 3 months | Liability coverage [Member]
Derivative financial liabilities, undiscounted cash flows		698,685,000
3 months to 1 year
Non-derivative financial liabilities, undiscounted cash flows		41,657,866,000	53,280,008
Derivative financial liabilities, undiscounted cash flows		1,142,524,000	0
Financial liabilities		42,800,390,000	53,280,008
3 months to 1 year | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		22,871,796,000	34,661,755
3 months to 1 year | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		4,523,346,000	4,551,720
3 months to 1 year | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		1,034,396,000	1,050,810
3 months to 1 year | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		13,228,328,000	13,015,723
3 months to 1 year | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
3 months to 1 year | Liability coverage [Member]
Derivative financial liabilities, undiscounted cash flows		1,142,524,000
Over 1 year to 3 years
Non-derivative financial liabilities, undiscounted cash flows		44,489,388,000	47,610,007
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities		44,489,388,000	47,610,007
Over 1 year to 3 years | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		23,799,505,000	31,604,772
Over 1 year to 3 years | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		18,137,303,000	13,401,920
Over 1 year to 3 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		2,552,580,000	2,603,315
Over 1 year to 3 years | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Over 1 year to 3 years | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Over 1 year to 3 years | Liability coverage [Member]
Derivative financial liabilities, undiscounted cash flows		0
Over 3 years to 5 years
Non-derivative financial liabilities, undiscounted cash flows		82,255,093,000	22,598,705
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities		82,255,093,000	22,598,705
Over 3 years to 5 years | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		60,322,863,000	626,411
Over 3 years to 5 years | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		19,380,469,000	19,666,590
Over 3 years to 5 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		2,551,761,000	2,305,704
Over 3 years to 5 years | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Over 3 years to 5 years | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Over 3 years to 5 years | Liability coverage [Member]
Derivative financial liabilities, undiscounted cash flows		0
Over 5 years
Non-derivative financial liabilities, undiscounted cash flows		75,959,993,000	85,517,490
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities		75,959,993,000	85,517,490
Over 5 years | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Over 5 years | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		48,315,616,000	56,878,538
Over 5 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		27,644,377,000	28,638,952
Over 5 years | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Over 5 years | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Over 5 years | Liability coverage [Member]
Derivative financial liabilities, undiscounted cash flows		0
Book value
Non-derivative financial liabilities, undiscounted cash flows	[1]	202,336,527,000	173,505,290
Derivative financial liabilities, undiscounted cash flows	[1]	12,256,863,000	11,118,676
Financial liabilities	[1]	214,593,390,000	184,623,966
Book value | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows	[1]	98,510,577,000	68,685,959
Book value | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows	[1]	72,782,747,000	74,086,739
Book value | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows	[1]	17,814,875,000	17,716,869
Book value | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows	[1]	13,228,328,000	13,015,723
Book value | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows	[1]	10,416,675,000	$ 11,118,676
Book value | Liability coverage [Member]
Derivative financial liabilities, undiscounted cash flows	[1]	1,840,188,000
Book value | 0 to 3 months | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		50,763
Book value | 3 months to 1 year | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		125,823
Book value | Over 1 year to 3 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		145,163
Book value | Over 3 years to 5 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		163,339
Book value | Over 5 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		$ 17,329,787

[1]	View current and non-current book value in Note 7.